Income Taxes - Schedule of Net Deferred Tax Assets (Details) - NorthView Acquisition Corp [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax asset/(liability)
Organizational costs/Startup expenses	$ 694,480	$ 436,196
Unrealized gain/loss - Trust		(13,661)
Net deferred tax asset	694,480	422,535
Valuation allowance	(694,480)	(436,196)
Deferred tax (liability), net of allowance		$ (13,661)